Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2021
Transactions with Related Parties
Schedule of mortgage servicing rights
	2021	2020

Balance at beginning of year	$922,146	$939,577
MSRs capitalized	147,328	292,654
MSRs amortized	(225,404)	(256,435)
Change in valuation allowance	53,650	(53,650)
Balance at end of year	$897,720	$922,146